June 16, 2023	Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas Miami vedderprice.com Adam S. Goldman Associate +1 312 609 7731 agoldman@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Preferred & Income Securities Fund (the “Registrant”)

File No. 811-21137

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s preliminary Proxy Statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to holders of Taxable Fund Preferred Shares (“TFP Shares”) of the Registrant in connection with the Registrant’s special shareholder meeting (the “Meeting”). At the Meeting, the Registrant’s common shareholders and holders of TFP Shares will be asked to consider a proposal relating to the merger of the Registrant with and into a wholly-owned subsidiary of Nuveen Preferred & Income Opportunities Fund (the “Acquiring Fund”). Common shareholders of the Registrant and the Acquiring Fund are being solicited to vote on relevant proposals pursuant to a separate joint proxy statement/prospectus.

For the staff’s reference, please note that the transaction described in the Proxy Statement relates to the same transaction described in the Acquiring Fund’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the merger, as filed on May 11, 2023 (Securities Act File No. 333-271820). Accordingly, the disclosures in the Proxy Statement are substantially the same as the similarly captioned sections in the Registration Statement on Form N-14, as filed on May 11, 2023.

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, Vedder Price Pte. Ltd., which operates in Singapore, and Vedder Price (FL) LLP, which operates in Florida.

June 16, 2023

Please contact the undersigned at (312) 609-7731 or Deborah Bielicke Eades at (312) 609-7661 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Adam S. Goldman Adam S. Goldman Associate

ASG/enclosures